International Growth and Income Fund
One Market, Steuart Tower
Suite 2000
San Francisco, California 94105

Mailing address:
P.O. Box 7650
San Francisco, California 94120-7650

Phone (415) 393 7110
Fax (415) 393 7140

Patrick F. Quan
Secretary

September 5, 2012

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	International Growth and Income Fund
File Nos. 811-22215 and 333-152323

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on August 31, 2012 of Registrant's Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan

Enclosure

/pfq